Retirement Benefits Plans - Change in Benefit Obligations (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States pension liabilities [Member]
Change in benefit obligations
Balance at January 1	$ 2,899	$ 2,458
Service cost	115	93
Interest cost	134	132
Actuarial loss	264	346
Gross benefits paid	(132)	(131)
Currency translation	0	0
Acquistions	536	0
Other	1	1
Balance at December 31	3,817	2,899
Accumulated benefit obligation	3,639	2,762
Non-United States pension liabilities [Member]
Change in benefit obligations
Balance at January 1	1,505	1,460
Service cost	50	48
Interest cost	77	78
Actuarial loss	196	26
Gross benefits paid	(78)	(82)
Currency translation	54	(23)
Acquistions	208	0
Other	1	(2)
Balance at December 31	2,013	1,505
Accumulated benefit obligation	1,885	1,364
Other postretirement liabilities [Member]
Change in benefit obligations
Balance at January 1	853	826
Service cost	17	15
Interest cost	38	41
Actuarial loss	34	41
Gross benefits paid	(94)	(101)
Currency translation	0	(1)
Acquistions	72	0
Other	28	32
Balance at December 31	$ 948	$ 853